Performance Management	Feb. 28, 2025
Monarch Ambassador Income Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index and a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	7.67%
Worst Quarter:	3rd Quarter 2022	(6.60)%
The Fund’s year-to-date return as of the most calendar quarter, which ended March 31, 2025 was 3.33%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return as of the most calendar quarter
Bar Chart, Year to Date Return	3.33%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.60%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (3/23/21)
Return before taxes	1.37%	(1.70)%
Return after taxes on distributions	0.52%	(2.26)%
Return after taxes on distributions and sale of Fund shares	0.82%	(1.52)%
Index – Monarch Ambassador Income Index	1.53%	(1.47)%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(1.50)%

*	The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States

Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405
Monarch Blue Chips Core Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index and a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	12.70%
Worst Quarter:	2nd Quarter 2022	(15.02)%
The Fund’s year-to-date return as of the most recent calendar quarter, which ended March 31, 2025 was (2.79)%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	(2.79%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (3/23/21)
Return before taxes	18.91%	9.09%
Return after taxes on distributions	18.91%	9.09%
Return after taxes on distributions and sale of Fund shares	11.20%	7.12%
Index – Monarch Blue Chips Core Index	19.23%	9.39%
S&P 500® Index*	25.02%	13.12%

*	The S&P 500® Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405
Monarch Dividend Plus Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405
Monarch ProCap Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index, a broad-based securities market index, and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll-free at (541) 291-4405.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	9.94%
Worst Quarter:	2nd Quarter 2022	(7.22)%
The Fund’s year-to-date return as of the most calendar quarter, which ended March 31, 2025 was 1.21%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return as of the most calendar quarter
Bar Chart, Year to Date Return	1.21%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (3/23/21)
Return before taxes	8.27%	5.27%
Return after taxes on distributions	7.66%	4.77%
Return after taxes on distributions and sale of Fund shares	5.00%	3.89%
Index – Monarch ProCap Index	8.32%	5.42%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(1.50)%
S&P Target Risk Moderate Index**	7.97%	2.78%

*	The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

**	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405
Monarch Select Subsector Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405
Monarch Volume Factor Dividend Tree Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll-free at (541) 291-4405.

Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405
Monarch Volume Factor Global Unconstrained Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance Past Does Not Indicate Future [Text]	Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405